Fair value measurements - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Reported Value Measurement [Member]
Financial Assets
Cash and cash equivalents	$ 217,969	$ 238,214
Mortgage notes receivable, net	817,319	821,589
Interest and fees receivable	8,986	4,108
Investment in real property, net	3,690	5,837
Financial Liabilities
Accounts payable and accrued liabilities	4,494	8,415
Estimate of Fair Value Measurement [Member]
Financial Assets
Cash and cash equivalents	217,969	238,214
Mortgage notes receivable, net	817,319	821,589
Interest and fees receivable	8,986	4,108
Investment in real property, net	3,690	5,837
Financial Liabilities
Accounts payable and accrued liabilities	4,494	8,415
Fair Value, Inputs, Level 1 [Member] | Estimate of Fair Value Measurement [Member]
Financial Assets
Cash and cash equivalents	217,969	238,214
Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Financial Assets
Interest and fees receivable	8,986	4,108
Financial Liabilities
Accounts payable and accrued liabilities	2,148	2,923
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Mortgage notes receivable, net		821,589
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Financial Assets
Mortgage notes receivable, net	817,319	821,589
Investment in real property, net	3,690	5,837
Financial Liabilities
Accounts payable and accrued liabilities	$ 2,346	$ 5,492